Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Reconciliation Of Segment Revenue

The following table provides a reconciliation of segment revenue to the disaggregated revenue table as disclosed under Note 24:

	Year Ended December 31, 2019
	Utilities	Midstream	Power	Corporate	Total
External revenue (note 24)	$2,564.2	$1,574.3	$1,356.3	$0.2	$5,495.0
Intersegment revenue	26.6	6.9	10.9	—	$44.4
Segment revenue	$2,590.8	$1,581.2	$1,367.2	$0.2	$5,539.4

	Year Ended December 31, 2018
	Utilities	Midstream	Power	Corporate	Total
External revenue (note 24)	$1,752.6	$1,344.6	$1,162.0	$(2.5)	$4,256.7
Intersegment revenue	13.0	90.4	9.0	0.1	112.5
Segment revenue	$1,765.6	$1,435.0	$1,171.0	$(2.4)	$4,369.2

Schedule of Geographic Information
Geographic Information

Year Ended December 31	2019	2018
Revenue (a)
Canada	$1,244.8	$1,626.8
United States	4,325.5	2,553.0
TOTAL	$5,570.3	$4,179.8

(a)	Operating revenue from external customers, excluding unrealized gains (losses) or risk management contracts.

As at December 31	2019	2018
Property, plant and equipment
Canada	$2,682.2	$2,348.2
United States	7,443.3	8,581.4
TOTAL	$10,125.5	$10,929.6

Schedule of Segment Composition
The following tables show the composition by segment:

	Year Ended December 31, 2019
	Utilities	Midstream	Power	Corporate	Intersegment Elimination (a)	Total
Segment revenue	$2,590.8	$1,581.2	$1,367.2	$0.2	$(44.4)	$5,495.0
Cost of sales	(1,117.9)	(1,057.7)	(1,084.4)	—	32.9	(3,227.1)
Operating and administrative	(860.7)	(249.1)	(159.8)	(40.6)	11.5	(1,298.7)
Accretion expenses	(0.1)	(3.9)	(1.1)	—	—	(5.1)
Depreciation and amortization	(261.6)	(92.1)	(72.3)	(12.0)	—	(438.0)
Provisions on assets (note 6)	—	(35.2)	(380.6)	—	—	(415.8)
Income from equity investments	18.3	122.4	0.4	—	—	141.1
Other income (loss)	27.0	28.7	853.8	(1.4)	—	908.1
Foreign exchange gains (losses)	—	(4.5)	—	3.5	—	(1.0)
Interest expense	—	—	—	(345.8)	—	(345.8)
Income (loss) before income taxes	$395.8	$289.8	$523.2	$(396.1)	$—	$812.7
Net additions (reductions) to:
Property, plant and equipment(b)	$839.6	$350.3	$(2,281.3)	$1.2	$—	$(1,090.2)
Intangible assets	$22.6	$4.9	$—	$9.0	$—	$36.5

(a)	Intersegment transactions are recorded at market value.

(b)
Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statements of Cash Flows due to classification of business acquisition and foreign exchange changes on U.S. assets.

	Year Ended December 31, 2018
	Utilities	Midstream	Power	Corporate	Intersegment Elimination (a)	Total
Segment revenue	$1,765.6	$1,435.0	$1,171.0	$(2.4)	$(112.5)	$4,256.7
Cost of sales	(838.3)	(976.4)	(743.7)	—	103.1	(2,455.3)
Operating and administrative	(727.4)	(201.7)	(159.1)	(50.6)	9.8	(1,129.0)
Accretion expenses	(0.1)	(4.0)	(6.8)	—	—	(10.9)
Depreciation and amortization	(165.8)	(84.4)	(130.5)	(13.3)	—	(394.0)
Provision on assets (note 6)	(193.7)	(153.7)	(381.3)	—	—	(728.7)
Income (loss) from equity investments	7.2	51.1	(10.4)	—	—	47.9
Other income (loss)	4.5	0.7	(5.9)	2.0	(0.4)	0.9
Foreign exchange gains (losses)	—	(0.2)	(0.1)	4.8	—	4.5
Interest expense	(103.9)	(10.6)	(8.9)	(185.6)	—	(309.0)
Income (loss) before income taxes	$(251.9)	$55.8	$(275.7)	$(245.1)	$—	$(716.9)
Net additions (reductions) to:
Property, plant and equipment (b)	$507.0	$383.4	$(321.9)	$4.0	$—	$572.5
Intangible assets	$21.8	$4.7	$12.5	$6.7	$—	$45.7

(a)	Intersegment transactions are recorded at market value.

(b)
Net additions to property, plant, and equipment, and intangible assets may not agree to changes reflected in the Consolidated Statements of Cash Flows due to classification of business acquisition and foreign exchange changes on U.S. assets.

Schedule of Goodwill and Total Assets by Segment
The following table shows goodwill and total assets by segment:

	Utilities	Midstream	Power	Corporate	Total
As at December 31, 2019
Goodwill	$3,573.0	$246.5	$122.6	$—	$3,942.1
Segmented assets	$13,097.1	$5,471.4	$1,019.9	$206.1	$19,794.5
As at December 31, 2018
Goodwill	$3,450.8	$426.4	$191.0	$—	$4,068.2
Segmented assets	$12,991.3	$6,398.8	$3,814.7	$282.9	$23,487.7